THE ADVISORS' INNER CIRCLE FUND







THE STERLING CAPITAL FUNDS
SEMI-ANNUAL REPORT                                                APRIL 30, 2002

                                           Sterling Capital Small Cap Value Fund
                                                  Sterling Capital Balanced Fund

                               [GRAPHIC OMITTED]
                                  STERLING.EPS

                                 CAPITAL FUNDS

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THE ADVISORS' INNER CIRCLE FUND                   STERLING CAPITAL FUNDS

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                                TABLE OF CONTENTS
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Statements of Net Assets
     Small Cap Value Fund ..................................................   1
     Balanced Fund .........................................................   5
Statements of Operations ...................................................  11
Statements of Changes in Net Assets
     Small Cap Value Fund ..................................................  12
     Balanced Fund .........................................................  13
Financial Highlights
     Small Cap Value Fund ..................................................  14
     Balanced Fund .........................................................  15
Notes to the Financial Statements ..........................................  16
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

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- 99.6%
--------------------------------------------------------------------------------
                                                                         MARKET
                                                            SHARES       VALUE
                                                           ---------    --------
AGRICULTURE -- 2.4%
   Delta & Pine Land                                        250,950  $ 4,883,487
                                                                     -----------
AIR TRANSPORTATION -- 2.1%
   EGL*                                                     254,600    4,366,390
                                                                     -----------
APPAREL/TEXTILES -- 1.7%
   Kellwood                                                  75,850    2,066,912
   Unifi*                                                   131,475    1,473,835
                                                                     -----------
                                                                       3,540,747
                                                                     -----------
BANKS -- 6.7%
   Bank of Hawaii                                           288,150    8,206,512
   Commercial Federal                                       173,275    5,094,285
   First Financial Bancorp                                   26,200      497,014
                                                                     -----------
                                                                      13,797,811
                                                                     -----------
BASIC RESOURCES -- 2.8%
   Rayonier                                                  98,975    5,806,863
                                                                     -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.9%
   Hollinger International                                  458,524    5,859,937
                                                                     -----------
BUILDING & CONSTRUCTION -- 2.2%
   Texas Industries                                         115,825    4,491,693
                                                                     -----------
CHEMICALS -- 5.6%
   Cytec Industries*                                        208,825    6,889,137
   Millennium Chemicals                                     339,850    4,638,952
                                                                     -----------
                                                                      11,528,089
                                                                     -----------
COMMUNICATIONS EQUIPMENT -- 2.3%
   Andrew*                                                  290,325    4,816,492
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                                         MARKET
                                                            SHARES       VALUE
                                                           ---------    --------
COMPUTER SERVICES, PRODUCTS & EQUIPMENT -- 12.5%
   Brady, Cl A                                              110,030  $ 4,016,095
   CSG Systems International*                               158,950    4,167,669
   Dendrite International*                                  431,850    5,722,012
   Paxar*                                                   125,250    2,091,675
   Progress Software*                                        80,900    1,363,165
   ProQuest Company*                                         57,150    2,326,005
   Wallace Computer Services                                281,650    6,125,888
                                                                     -----------
                                                                      25,812,509
                                                                     -----------
CONSUMER DISCRETIONARY -- 9.2%
   American Greetings, Cl A                                 379,600    6,737,900
   Blyth                                                    234,100    6,964,475
   Callaway Golf                                            301,550    5,307,280
                                                                     -----------
                                                                      19,009,655
                                                                     -----------
DIVERSIFIED MANUFACTURING -- 12.6%
   Acuity Brands                                            340,925    6,324,159
   Crane                                                    152,550    4,207,329
   Pittston Brink's Group                                   386,525   10,637,168
   SPS Technologies*                                         42,425    1,659,666
   Tredegar                                                 139,650    3,204,967
                                                                     -----------
                                                                      26,033,289
                                                                     -----------
ENTERTAINMENT -- 6.2%
   Gaylord Entertainment*                                   185,700    5,041,755
   Speedway Motorsports*                                    261,750    7,813,238
                                                                     -----------
                                                                      12,854,993
                                                                     -----------
FINANCIAL SERVICES -- 3.4%
   Waddell & Reed Financial, Cl A                           273,740    7,048,805
                                                                     -----------
INSURANCE -- 3.9%
   Phoenix*                                                 253,700    4,721,357
   Selective Insurance Group                                 40,800    1,224,000
   Stewart Information Services*                            114,485    2,163,767
                                                                     -----------
                                                                       8,109,124
                                                                     -----------
MATERIALS & PROCESSING -- 0.3%
   National Service Industries                               54,537      556,277
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                  APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONCLUDED
--------------------------------------------------------------------------------
                                                                         MARKET
                                                            SHARES       VALUE
                                                           ---------    --------
MEDICAL PRODUCTS & SERVICES -- 9.1%
   Arrow International                                       38,850  $ 1,843,432
   Edwards Lifesciences*                                    163,350    4,103,352
   Haemonetics of Mass*                                     248,600    8,238,604
   Visx*                                                    276,850    4,532,035
                                                                     -----------
                                                                      18,717,423
                                                                     -----------
PETROLEUM & FUEL PRODUCTS -- 1.1%
   Forest Oil*                                               74,500    2,346,750
                                                                     -----------
PRINTING & PUBLISHING -- 3.8%
   Bowne                                                    271,500    4,316,850
   R.H. Donnelley*                                          121,125    3,563,498
                                                                     -----------
                                                                       7,880,348
                                                                     -----------
REAL ESTATE -- 1.4%
   Avatar Holdings*                                         106,950    2,887,650
                                                                     -----------
RETAIL -- 1.7%
   Footstar*                                                117,950    3,478,346
                                                                     -----------
SEMICONDUCTORS -- 3.6%
   Axcelis Technologies*                                    509,100    7,331,040
                                                                     -----------
TELEPHONES & TELECOMMUNICATIONS -- 0.6%
   Davox*                                                   141,175    1,270,575
                                                                     -----------
WIRE & CABLE PRODUCTS -- 1.5%
   Belden                                                   126,350    3,024,819
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $180,665,370)                                            205,453,112
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
SMALLCAPVALUE FUND                                    APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 2.7%
--------------------------------------------------------------------------------
                                                             FACE       MARKET
                                                            AMOUNT       VALUE
                                                           ---------    --------
 REPURCHASE AGREEMENT -- 2.7%
   JP Morgan Chase, 1.869%, dated 04/30/02,
      due 05/01/02 to be repurchased at $5,647,307,
      (collateralized by U.S. Government Obligations
      valued at $5,763,432)                             $5,647,014 $  5,647,014
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENT
      (Cost $5,647,014)                                               5,647,014
                                                                   ------------
   TOTAL INVESTMENTS -- 102.3%
      (Cost $186,312,384)                                           211,100,126
                                                                   ------------
   OTHER ASSETS AND LIABILITIES, NET -- (2.3)%                       (4,658,491)
                                                                   ------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Portfolio Shares of Institutional Class
      (25,000,000 authorized-- $.001 par value) based
      on 12,754,222 outstanding shares of beneficial interest       181,956,175
   Distributions in excess of net investment income                    (146,267)
   Accumulated net realized loss on investments                        (156,015)
   Net unrealized appreciation on investments                        24,787,742
                                                                   ------------
   TOTAL NET ASSETS -- 100.0%                                      $206,441,635
                                                                   ============
   Net Asset Value, Offering and Redemption Price Per Share              $16.19
                                                                   ============
  *  NON-INCOME PRODUCING SECURITY.
 CL  CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- 61.7%
--------------------------------------------------------------------------------
                                                                         MARKET
                                                            SHARES       VALUE
                                                           ---------    --------
AIRCRAFT -- 1.9%
   Boeing                                                    17,375  $   774,925
                                                                     -----------
AUTOMOTIVE -- 0.7%
   Ford Motor                                                17,375      278,000
                                                                     -----------
BANKS -- 12.2%
   Bank of America                                            7,365      533,815
   Bank One                                                  16,200      662,094
   Citigroup                                                 18,416      797,413
   JP Morgan Chase                                           21,391      750,824
   Keycorp                                                   33,125      931,144
   Wachovia                                                  19,875      756,045
   Wells Fargo                                               12,800      654,720
                                                                     -----------
                                                                       5,086,055
                                                                     -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.7%
   Comcast, Cl A*                                            10,550      282,212
                                                                     -----------
BUILDING & CONSTRUCTION SUPPLIES -- 0.6%
   Georgia-Pacific                                            3,500      101,430
   Weyerhaeuser                                               2,175      129,652
                                                                     -----------
                                                                         231,082
                                                                     -----------
CHEMICALS -- 1.6%
   Hercules*                                                  4,500       54,900
   Praxair                                                   10,650      608,115
                                                                     -----------
                                                                         663,015
                                                                     -----------
COMPUTER SERVICES, PRODUCTS & EQUIPMENT -- 2.0%
   Compaq Computer                                           12,675      128,651
   International Business Machines                            3,400      284,784
   Tyco International                                         6,400      118,080
   Unisys*                                                   21,050      284,175
                                                                     -----------
                                                                         815,690
                                                                     -----------
CONSUMER PRODUCTS -- 1.6%
   Black & Decker                                             5,850      284,778
   Fortune Brands                                             7,475      390,643
                                                                     -----------
                                                                         675,421
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                                         MARKET
                                                            SHARES       VALUE
                                                           ---------    --------
DIVERSIFIED MANUFACTURING -- 1.7%
   Honeywell International                                    8,850   $  324,618
   Illinois Tool Works                                        5,600      403,760
                                                                      ----------
                                                                         728,378
                                                                      ----------
ELECTRICAL SERVICES -- 4.5%
   Citizens Communications*                                   9,000       83,430
   Duke Energy                                               15,650      599,865
   Exelon                                                    17,790      965,997
   Thomas & Betts                                            10,200      239,700
                                                                      ----------
                                                                       1,888,992
                                                                      ----------
ENTERTAINMENT -- 3.1%
   AOL Time Warner*                                          22,125      420,817
   Viacom, Cl B*                                             12,800      602,880
   Walt Disney                                               11,625      269,468
                                                                      ----------
                                                                       1,293,165
                                                                      ----------
FINANCIAL SERVICES -- 3.2%
   Franklin Resources                                         8,325      348,817
   Freddie Mac                                                7,825      511,364
   Morgan Stanley Dean Witter                                 9,475      452,147
                                                                      ----------
                                                                       1,312,328
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 0.5%
   Philip Morris                                              4,175      227,245
                                                                      ----------
HOTELS & LODGING -- 1.4%
   Marriott International, Cl A                              13,600      597,584
                                                                      ----------
INSURANCE -- 5.0%
   Allstate                                                   8,050      319,907
   American International Group                              12,800      884,736
   Metlife                                                   12,800      436,992
   Safeco                                                    12,800      427,520
                                                                      ----------
                                                                       2,069,155
                                                                      ----------
MACHINERY -- 0.3%
   Dover                                                      3,350      124,821
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                                         MARKET
                                                            SHARES       VALUE
                                                           ---------    --------
MEDICAL PRODUCTS & SERVICES -- 1.3%
   Abbott Laboratories                                        5,975   $  322,351
   Baxter International                                       3,900      221,910
                                                                      ----------
                                                                         544,261
                                                                      ----------
METAL / MINING OTHER -- 0.3%
   Placer Dome                                                9,350      109,863
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES -- 0.6%
   First Data                                                 3,150      250,394
                                                                      ----------
OIL & GAS SERVICES -- 0.8%
   Schlumberger                                               6,325      346,294
                                                                      ----------
PETROLEUM REFINING -- 7.9%
   ChevronTexaco                                              6,865      595,264
   Exxon Mobil                                               26,595    1,068,321
   Marathon Oil                                              21,950      637,867
   Royal Dutch Petroleum, NY Shares                          18,475      965,504
                                                                      ----------
                                                                       3,266,956
                                                                      ----------
RAILROADS -- 1.3%
   Norfolk Southern                                          25,075      537,357
                                                                      ----------
RETAIL -- 1.9%
   Sears Roebuck                                              9,600      506,400
   Toys R Us*                                                16,275      281,069
                                                                      ----------
                                                                         787,469
                                                                      ----------
SEMICONDUCTORS -- 1.7%
   Applied Materials*                                        12,250      297,920
   JDS Uniphase*                                             25,275      109,694
   National Semiconductor*                                    9,200      289,984
                                                                      ----------
                                                                         697,598
                                                                      ----------
STEEL & STEEL WORKS -- 0.7%
   Alcoa                                                      8,525      290,106
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONCLUDED
--------------------------------------------------------------------------------
                                                                         MARKET
                                                            SHARES       VALUE
                                                           ---------    --------
TELEPHONES & TELECOMMUNICATIONS -- 4.2%
   Alltel                                                     7,975   $  394,762
   AT&T                                                      34,650      454,608
   AT&T Wireless Services*                                   11,354      101,618
   SBC Communications                                        11,685      362,936
   Verizon Communications                                    11,250      451,238
                                                                      ----------
                                                                       1,765,162
                                                                      ----------
   TOTAL COMMON STOCK
      (Cost $25,550,979)                                              25,643,528
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY SECURITIES -- 18.9%
--------------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT
                                                           ---------
FHLB -- 9.0%
      5.625%, 11/15/11                                   $2,300,000    2,271,956
      4.875%, 11/15/06                                    1,000,000    1,002,493
      4.875%, 11/15/11                                      500,000      466,000
                                                                      ----------
                                                                       3,740,449
                                                                      ----------
FHLMC -- 3.8%
      6.500%, 07/15/23                                    1,500,000    1,560,812
                                                                      ----------
FNMA -- 4.7%
      6.000%, 08/25/22                                      500,000      519,510
      5.500%, 12/25/11                                    1,400,000    1,431,961
                                                                      ----------
                                                                       1,951,471
                                                                      ----------
MORTGAGE-BACKED SECURITY-- 1.4%
   Freddie Mac (Gold) Pool #C00255
      7.000%, 09/01/23                                      576,435      599,466
                                                                      ----------
   TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
      (Cost $7,819,219)                                                7,852,198
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                    APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CORPORATEBONDS -- 12.8%
--------------------------------------------------------------------------------
                                                             FACE       MARKET
                                                            AMOUNT       VALUE
                                                           ---------    --------
AUTOMOTIVE -- 1.2%
   Chase Manhattan Auto Owner Trust,  Series 2000-A
      6.210%, 12/15/04                                   $  470,448   $  480,858
                                                                      ----------
COMPUTERS & SERVICES -- 3.6%
   International Business Machines
      5.375%, 02/01/09                                    1,550,000    1,513,188
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
   General Electric Capital, Series A, MTN
      7.375%, 01/19/10                                      500,000      541,250
                                                                      ----------
ELECTRICAL SERVICES -- 2.9%
   Tennessee Valley Authority, Series G
      5.375%, 11/13/08                                    1,200,000    1,201,020
                                                                      ----------
FINANCIAL SERVICES -- 3.8%
   Associates Corporation of North America
      8.550%, 07/15/09                                      500,000      567,500
   Wells Fargo Financial
      5.875%, 08/15/08                                    1,000,000    1,010,375
                                                                      ----------
                                                                       1,577,875
                                                                      ----------
   TOTAL CORPORATE BONDS
      (Cost $5,271,074)                                                5,314,191
                                                                      ----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 4.2%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 4.2%
      6.000%, 08/15/09                                    1,000,000    1,064,680
      5.000%, 02/15/11                                      700,000      696,171
                                                                      ----------
                                                                       1,760,851
                                                                      ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,751,969)                                                1,760,851
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND                                         APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 1.9%
--------------------------------------------------------------------------------
                                                             FACE       MARKET
                                                            AMOUNT       VALUE
                                                           ---------    --------
 REPURCHASE AGREEMENT -- 1.9%
   JP Morgan Chase, 1.500%, dated 04/30/02
      due 05/01/02 to be repurchased at $776,481,
      (collateralized by U.S. Government Agency
      Obligations valued at $792,483)                     $ 776,449  $   776,449
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENT
      (Cost $776,449)                                                    776,449
                                                                     -----------
   TOTAL INVESTMENTS -- 99.5%
      (Cost $41,169,690)                                              41,347,217
                                                                     -----------
   OTHER ASSETS AND LIABILITIES, NET -- 0.5%                             197,138
                                                                     -----------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Portfolio Shares of Institutional Class
      (25,000,000 authorized-- $.001 par value) based
      on 4,099,087 outstanding shares of beneficial interest         41,735,702
   Undistributed net investment income                                   68,345
   Accumulated net realized loss on investments                        (437,219)
   Net unrealized appreciation on investments                           177,527
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $41,544,355
                                                                    ===========
   Net Asset Value, Offering and Redemption Price Per Share              $10.14
                                                                    ===========
      * NON-INCOME PRODUCING SECURITY.
     CL CLASS
    MTN MEDIUM TERM NOTE
   FHLB FEDERAL HOME LOAN BANK
  FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
STERLING CAPITAL FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)  SMALL CAP
                                                        VALUE         BALANCED
                                                        FUND            FUND
                                                    ------------     ----------
INVESTMENT INCOME
Dividends                                            $   740,851     $  211,512
Interest                                                  43,595        478,722
Less: Foreign Taxes Withheld                              (3,171)           (55)
                                                     -----------     ----------
   TOTAL INVESTMENT INCOME                               781,275        690,179
                                                     -----------     ----------
EXPENSES
Investment Advisory Fees-- Note 5                        737,952        159,264
Administrative Fees-- Note 4                             109,345         33,854
Transfer Agent Fees                                       10,147          9,880
Custodian Fees-- Note 5                                    5,635          1,791
Printing Fees                                             14,222          1,318
Trustees' Fees                                             4,714          2,265
Other Expenses                                            47,677            166
                                                     -----------     ----------
TOTAL EXPENSES                                           929,692        208,538
Less:
Waiver of Investment Advisory Fees -- Note 5             (22,607)            --
                                                     -----------     ----------
TOTAL NET EXPENSES                                       907,085        208,538
                                                     -----------     ----------
NET INVESTMENT INCOME (LOSS)                            (125,810)       481,641
                                                     -----------     ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                   68,892       (104,996)
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS                                     30,897,649        748,916
                                                     -----------     ----------
NET GAIN ON INVESTMENTS                               30,966,541        643,920
                                                     -----------     ----------
   NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS                              $30,840,731     $1,125,561
                                                     ===========     ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
SMALLCAPVALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SIX MONTHS        YEAR
                                                         ENDED          ENDED
                                                    APRIL 30, 2002,  OCTOBER 31,
                                                      (UNAUDITED)       2001
                                                    --------------  ------------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                      $   (125,810)  $   317,999
   Net Realized Gain                                       68,892     7,665,324
   Net Change in Unrealized Appreciation
    (Depreciation)                                     30,897,649    (6,463,148)
                                                     ------------  ------------
   Net Increase in Net Assets Resulting
     from Operations                                   30,840,731     1,520,175
                                                     ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                  (20,457)     (425,609)
   Realized Capital Gains                              (7,421,468)   (6,851,460)
                                                     ------------  ------------
   Total Distributions                                 (7,441,925)   (7,277,069)
                                                     ------------  ------------
CAPITAL SHARE TRANSACTIONS(1):
   Proceeds from Shares Issued                         92,140,722    63,238,961
   Proceeds from Shares Issued in Lieu of
     Cash Distributions                                 7,093,651     6,853,795
   Cost of Shares Redeemed                            (26,213,528)  (15,232,207)
                                                     ------------  ------------
    Increase in Net Assets from
         Capital Share Transactions                    73,020,845    54,860,549
                                                     ------------  ------------
     Total Increase in Net Assets                      96,419,651    49,103,655

NET ASSETS:
   Beginning of Period                                110,021,984    60,918,329
                                                      ------------  ------------
   End of Period                                     $206,441,635  $110,021,984
                                                     ============  =============
(1) SHARES ISSUED AND REDEEMED:
Issued                                                  6,130,487     4,206,133
In Lieu of Cash Distributions                        .    513,942       501,453
Redeemed                                               (1,748,690)   (1,008,080)
                                                     ------------  ------------
NET INCREASE IN SHARES                                  4,895,739     3,699,506
                                                     ============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
STERLING CAPITAL FUNDS
BALANCED FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SIX MONTHS        YEAR
                                                         ENDED          ENDED
                                                    APRIL 30, 2002,  OCTOBER 31,
                                                      (UNAUDITED)       2001
                                                    --------------  ------------
INVESTMENT ACTIVITIES:
   Net Investment Income                               $   481,641  $ 1,042,294
   Net Realized Loss                                      (104,996)     (66,765)
   Net Change in Unrealized Appreciation
    (Depreciation)                                         748,916   (4,027,650)
                                                       -----------  -----------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                     1,125,561   (3,052,121)
                                                       -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                  (484,202)  (1,104,839)
   Realized Capital Gains                                  (92,212)  (1,013,798)
                                                       -----------  -----------
   Total Distributions                                    (576,414)  (2,118,637)
                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS(1):
   Proceeds from Shares Issued                           5,317,321    9,633,425
   Proceeds from Shares Issued in Lieu of
     Cash Distributions                                    565,041    2,077,029
   Cost of Shares Redeemed                              (7,537,722) (13,392,435)
                                                       -----------  -----------
     Decrease in Net Assets from
         Capital Share Transactions                     (1,655,360)  (1,681,981)
                                                       -----------  -----------
     Total Decrease in Net Assets                       (1,106,213)  (6,852,739)

NET ASSETS:
   Beginning of Period                                  42,650,568   49,503,307
                                                       -----------  -----------
   End of Period                                       $41,544,355  $42,650,568
                                                       ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Issued                                                  518,663      967,522
   In Lieu of Cash Distributions                            55,138      194,322
   Redeemed                                               (731,105)  (1,309,915)
                                                       -----------  -----------
NET DECREASE IN SHARES                                    (157,304)    (148,071)
                                                       ===========  ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIALHIGHLIGHTS
STERLING CAPITAL FUNDS
SMALLCAPVALUE FUND
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                                                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              SIX MONTHS                                           JANUARY 2,
                                 ENDED              YEARS ENDED                    1997* TO
                            APRIL 30, 2002           OCTOBER 31,                   OCTOBER 31,
                              (UNAUDITED)   2001(1)      2000     1999      1998      1997
                            -------------- --------- ---------- --------  -------- ----------
Net Asset Value,
   Beginning of Period          $  14.00   $  14.65    $ 12.88   $ 11.93   $ 13.72   $ 10.00
                                --------   --------    -------   -------   -------   -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income (Loss)    (0.02)      0.09       0.06      0.03        --      0.01
   Net Realized and
     Unrealized Gain (Loss)         3.14       0.85       2.16      1.04     (1.35)     3.72
                                --------   --------    -------   -------   -------   -------
   Total from Investment
     Operations                     3.12       0.94       2.22      1.07     (1.35)     3.73
                                --------   --------    -------   -------   -------   -------
Distributions:
   Net Investment Income              --      (0.08)     (0.07)    (0.02)       --     (0.01)
   Net Realized Capital Gains      (0.93)     (1.51)     (0.38)    (0.10)    (0.44)       --
                                --------   --------    -------   -------   -------   -------
     Total Distributions           (0.93)     (1.59)     (0.45)    (0.12)    (0.44)    (0.01)
                                --------   --------    -------   -------   -------   -------
Net Asset Value,
    End of Period               $  16.19   $  14.00    $ 14.65   $ 12.88   $ 11.93   $ 13.72
                                ========   ========    =======   =======   =======   =======
TOTAL RETURN+                      23.54%      6.70%     17.77%     9.02%   (10.08)%   37.34%
                                ========   ========    =======   =======   =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) $206,442   $110,022    $60,918   $44,103   $35,231   $19,888
Ratio of Expenses to
   Average Net Assets               1.23%**   1.25%***    1.26%     1.25%     1.25%     1.25%
Ratio of Net Investment
   Income to Average Net Assets    (0.17)%**   0.33%***   0.42%     0.22%     0.01%     0.06%
Portfolio Turnover Rate               12%        62%        98%       50%       70%       50%

  * COMMENCEMENT OF OPERATIONS. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. ** WITHOUT WAIVERS THESE RATIOS WOULD HAVE BEEN 1.26% AND (0.20)%,
    RESPECTIVELY.
*** WITHOUT WAIVERS THESE RATIOS WOULD HAVE BEEN 1.37% AND 0.21%, RESPECTIVELY.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO MARCH 16, 2001, IS THE FINANCIAL DATA OF THE SMALL CAP VALUE FUND, A SERIES OF THE UAM FUNDS. SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
STERLING CAPITAL FUNDS
BALANCED FUND
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------

                                               FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              SIX MONTHS
                                 ENDED               YEARS ENDED OCTOBER 31,
                            APRIL 30, 2002
                              (UNAUDITED)   2001(1)      2000     1999       1998     1997
                            --------------  -------    -------   -------   --------  -------
Net Asset Value,
   Beginning of Period           $ 10.02    $ 11.24    $ 12.13   $ 12.81   $ 13.91   $ 12.55
                                 -------    -------    -------   -------   -------   -------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income            0.11       0.25       0.33      0.34      0.33      0.32
   Net Realized and
     Unrealized Gain (Loss)         0.14      (0.96)      0.21      0.28      0.52      2.32
                                 -------    -------    -------   -------   -------   -------
  Total from Investment
     Operations                     0.25      (0.71)      0.54      0.62      0.85      2.64
                                 -------    -------    -------   -------   -------   -------
Distributions:
   Net Investment Income           (0.11)     (0.27)     (0.35)    (0.32)    (0.34)    (0.31)
   Net Realized Capital Gains      (0.02)     (0.24)     (1.08)    (0.98)    (1.61)    (0.97)
                                 -------    -------    -------   -------   -------   -------
     Total Distributions           (0.13)     (0.51)     (1.43)    (1.30)    (1.95)    (1.28)
                                 -------    -------    -------   -------   -------   -------
Net Asset Value,
    End of Period                $ 10.14    $ 10.02    $ 11.24   $ 12.13   $ 12.81   $ 13.91
                                 =======    =======    =======   =======   =======   =======
TOTAL RETURN+                       2.55%     (6.60)%     5.28%     5.12%     6.58%    22.58%
                                 =======    =======    =======   =======   =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000)  $41,544    $42,651    $49,503   $61,905   $78,544   $78,283
Ratio of Expenses to
   Average Net Assets               0.98%      1.11%*     1.12%     1.11%     1.11%     1.07%
Ratio of Net Investment
   Income to Average Net Assets     2.14%      2.30%*     2.88%     2.55%     2.46%     2.47%
Portfolio Turnover Rate               47%        86%       121%++     82%       82%      133%++


 * WITHOUT WAIVERS THESE RATIOS WOULD HAVE BEEN 1.27% AND 2.14%, RESPECTIVELY. + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
++ THE PORTFOLIO TURNOVER RATE WAS HIGHER THAN NORMALLY ANTICIPATED DUE TO
   INCREASED SHAREHOLDER ACTIVITY WITHIN THE FUND.
(1)THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO MARCH 16, 2001, IS THE FINANCIAL DATA OF THE BALANCED FUND, A SERIES OF THE UAM FUNDS. SEE NOTE 1 IN THE NOTES TO THE FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighteen portfolios. The financial statements herein are those of the Sterling Capital Funds (the "Funds"). The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On February 23, 2001, the shareholders of the UAM Sterling Partners' Balanced Fund and the Sterling Partners' Small Cap Value Fund (the "UAM Portfolios") voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Funds Sterling Capital Balanced Fund and Sterling Capital Small Cap Value Fund. The reorganization took place on March 16, 2001.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available (of which there are none as of April 30, 2002) are valued at fair value as determined in good faith by or in accordance with procedures approved by, the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to the Funds are charged to the specific Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS-- The Fund implemented the provision of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                                APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $1,526 for the six months ended April 30, 2002.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of:

            .150% on the first $250 million in Fund assets
            .125% on the next $250 million in Fund assets
            .100% on all Fund assets over $500 million

The Funds are subject to a minimum annual administration fee of $250,000, allocated by each Fund's daily net assets. There is also a minimum annual admin-istration fee of $100,000 per additional Fund and $20,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Funds.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Sterling Capital Management, LLC (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Small Cap Value Fund's daily average net assets and 0.75% of the Balanced Fund's daily average net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Funds total operating expenses to a maximum of 1.25% and 1.11% of daily average net assets of the Small Cap Value and Balanced Funds, respectively. The Adviser at its sole discretion reserves the right to terminate this arrangement at any time.

First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

NOTES TO THE FINANCIAL STATEMENTS
STERLING CAPITAL FUNDS                           APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2002 are as follows:

                                                  SMALL CAP        BALANCED
                                                 VALUE FUND          FUND
                                                ------------     -----------
Purchases
  U.S. Government                                $        --     $ 8,385,977
  Other                                           87,326,073      11,065,740
Sales
  U.S. Government                                         --       5,317,124
  Other                                           17,135,974      14,778,289

At April 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2002, were as follows:
                                                  SMALL CAP        BALANCED
                                                 VALUE FUND          FUND
                                                ------------     -----------
Aggregate gross unrealized
  appreciation                                   $29,121,172     $ 3,200,279
Aggregate gross unrealized
  depreciation                                    (4,333,430)     (3,022,752)
                                                 -----------     -----------
Net unrealized appreciation                      $24,787,742     $   177,527
                                                 ===========     ===========

--------------------------------------------------------------------------------

                                      NOTES

                                      NOTES

                             STERLING CAPITAL FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                        Sterling Capital Management, LLC
                               One Wachovia Center
                        301 S. College Street, Suite 3200
                               Charlotte, NC 28202

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Mutual Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                               1800 M Street N.W.
                              Washington, DC 20036








          This information must be preceded or accompanied by a current prospectus for the Funds described.

SCM-SA-002-0100